Fair Value (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Assets
Total investment securities available-for-sale	$ 164,272	$ 125,620
Financial Liabilities
Derivatives – interest rate swaps	(1,181)	(1,984)
U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	6,150	8,405
State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	55,723	45,614
Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	27,938	12,385
Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	2,150	4,060
Fair Value Measurements Recurring [Member]
Financial Assets
Total investment securities available-for-sale	164,272	125,620
Loans held for sale	1,118	1,155
Derivatives – residential mortgage loan commitments	45	79
Financial Liabilities
Derivatives – interest rate swaps	(1,181)	(1,984)
Fair Value Measurements Recurring [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	6,150	8,405
Fair Value Measurements Recurring [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	55,723	45,614
Fair Value Measurements Recurring [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	27,938	12,385
Fair Value Measurements Recurring [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	2,150	4,060
Fair Value Measurements Recurring [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	72,311	55,156
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Loans held for sale	0	0
Derivatives – residential mortgage loan commitments	0	0
Financial Liabilities
Derivatives – interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Financial Assets
Total investment securities available-for-sale	164,272	125,620
Loans held for sale	1,118	1,155
Derivatives – residential mortgage loan commitments	45	79
Financial Liabilities
Derivatives – interest rate swaps	(1,181)	(1,984)
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	6,150	8,405
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	55,723	45,614
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	27,938	12,385
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	2,150	4,060
Fair Value Measurements Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	72,311	55,156
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Loans held for sale	0	0
Derivatives – residential mortgage loan commitments	0	0
Financial Liabilities
Derivatives – interest rate swaps	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Federal Agency [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | State and Municipal [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Mortgage-backed Securities - Residential [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate Debt Securities [Member]
Financial Assets
Total investment securities available-for-sale	0	0
Fair Value Measurements Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Government Agency Sponsored Collateralized Mortgage Obligations [Member]
Financial Assets
Total investment securities available-for-sale	$ 0	$ 0